Cumulative Credit Impairments on Fixed-maturity Securities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Other Than Temporary Impairment Losses Recognized [Line Items]
Beginning Balance	$ 59,365	$ 36,948
Additions for credit impariments recognized on:
Securities not previously impaired	174,823	57,889
Securities previously impaired		1,086
Reductions for credit impairments previously on:
Securities that matured, were sold, or were liquidated during the period	(118,758)	(36,558)
Ending Balance	$ 115,430	$ 59,365